Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Detail)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Mt Goldsworthy [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Mt Newman [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Yandi [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Iron ore mining
Group's interest	85.00%	85.00%
Central Queensland Coal Associates [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Coal mining
Group's interest	50.00%	50.00%
Atlantis [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest		44.00%
Bass Strait [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Group's interest		50.00%
Macedon [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Group's interest		71.43%
Mad Dog [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest		23.90%
North West Shelf [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
North West Shelf [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest		12.50%
North West Shelf [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest		16.67%
Pyrenees [member]
Disclosure of significant joint operations [line items]
Country of operation	Australia
Principal activity	Hydrocarbons production
Pyrenees [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest		40.00%
Pyrenees [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest		71.43%
ROD Integrated Development [member]
Disclosure of significant joint operations [line items]
Country of operation	Algeria
Principal activity	Hydrocarbons production
Group's interest		28.85%
Shenzi [member]
Disclosure of significant joint operations [line items]
Country of operation	US
Principal activity	Hydrocarbons production
Group's interest		72.00%
Trinidad/Tobago [member]
Disclosure of significant joint operations [line items]
Country of operation	Trinidad and Tobago
Principal activity	Hydrocarbons production
Trinidad/Tobago [member] | Bottom of range [member]
Disclosure of significant joint operations [line items]
Group's interest		45.00%
Trinidad/Tobago [member] | Top of range [member]
Disclosure of significant joint operations [line items]
Group's interest		68.46%